Basis of Preparation - Schedule of Significant Foreign Currencies (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 01, 2024
US$ [Member]
Schedule of Significant Foreign Currencies [Line Items]
Geographical area	United States
Reporting entities	2
Average exchange rates	1	1	1	1
Average exchange rates	1	1
CHF [Member]
Schedule of Significant Foreign Currencies [Line Items]
Geographical area	Switzerland
Reporting entities	2
Average exchange rates	1.2609	1.1125	1.1016	1.188
Average exchange rates	1.1598	1.1245
EUR [Member]
Schedule of Significant Foreign Currencies [Line Items]
Geographical area	Europe
Reporting entities	1
Average exchange rates	1.1783	1.0722	1.0355	1.0943
Average exchange rates	1.0919	1.0814